Related Party Transactions (Details) - USD ($)			1 Months Ended	3 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
	Aug. 09, 2023	Dec. 31, 2022	Dec. 19, 2021	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Related Party Transactions [Abstract]
Due to affiliates		$ 4,200,000		$ 200,000	$ 200,000		$ 4,200,000	$ 4,200,000
Parent allocated		1,690,377		$ 60,000	120,000		1,150,808	1,690,377
Development costs		$ 207,523					670,061	207,523
Principal amount	$ 4,200,000
Additional paid			$ 4,000,000		959,384	$ 2,120,596	$ 2,029,734	$ 3,065,612
Amount due from parent					$ 1,876,298